Consolidated Statements of Comprehensive Income (Loss) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Comprehensive Income (Loss)
Net loss	$ (6,316,041)	$ 15,671,879	$ 10,833,215
Other comprehensive income (loss):
Foreign currency translation adjustments	(3,926,881)	714,576	(641,538)
Comprehensive income (loss)	$ (10,242,922)	$ 16,386,455	$ 10,191,677